General information (Details)	12 Months Ended
Dec. 31, 2022 subsidiary
Disclosure of subsidiaries [line items]
Number of subsidiaries	11
Olink Finance AB | Olink Holdings
Disclosure of subsidiaries [line items]
Ownership interest	100.00%